DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P MidCap 400 ESG ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Communication Services - 2.1%
Cable One, Inc.	36	$22,026
Iridium Communications, Inc.	930	55,837
John Wiley & Sons, Inc., Class A	317	11,412
New York Times Co., Class A	1,219	43,177
Nexstar Media Group, Inc.	279	42,107
TEGNA, Inc.	1,652	25,589
Ziff Davis, Inc.*	349	20,605

(Cost $293,814)		220,753

Consumer Discretionary - 16.1%
Adient PLC*	706	23,785
Aramark	1,928	76,117
Autoliv, Inc.	574	46,781
AutoNation, Inc.*	253	33,123
Boyd Gaming Corp.	587	37,410
Brunswick Corp.	537	40,543
Capri Holdings Ltd. *	931	32,678
Carter’s, Inc. (a)	283	17,594
Choice Hotels International, Inc. (a)	205	23,265
Columbia Sportswear Co.	262	19,343
Dana, Inc.	945	12,162
Deckers Outdoor Corp.*	195	92,625
Dick’s Sporting Goods, Inc.	443	56,487
Five Below, Inc.*	411	70,906
Foot Locker, Inc. (a)	587	14,863
Gap, Inc. (a)	1,567	12,567
Goodyear Tire & Rubber Co.*	2,094	28,751
Grand Canyon Education, Inc.*	227	23,781
H&R Block, Inc.	1,127	33,641
Harley-Davidson, Inc.	985	30,643
Helen of Troy Ltd.*	178	17,138
KB Home	604	26,171
Kohl’s Corp. (a)	818	14,986
Lear Corp.	438	53,725
Leggett & Platt, Inc.	982	29,931
Lithia Motors, Inc.	202	47,123
Macy’s, Inc.	2,007	27,275
Marriott Vacations Worldwide Corp.	284	34,994
Nordstrom, Inc. (a)	830	12,699
Papa John’s International, Inc.	238	16,686
Polaris, Inc.	403	43,407
PVH Corp.	469	40,343
RH*	138	33,807
Service Corp. International	1,139	72,452
Taylor Morrison Home Corp.*	802	34,029
Tempur Sealy International, Inc. (a)	1,261	44,942
Texas Roadhouse, Inc.	495	53,410
Thor Industries, Inc. (a)	396	30,995
Toll Brothers, Inc.	761	51,520
Topgolf Callaway Brands Corp.*	1,026	17,514
Travel + Leisure Co.	602	21,955
Valvoline, Inc.	1,273	49,011
Victoria’s Secret & Co.*	598	12,211
Visteon Corp.*	208	27,785
Wendy’s Co.	1,262	27,777
Williams-Sonoma, Inc. (a)	493	55,960
Wingstop, Inc.	221	44,059
Wyndham Hotels & Resorts, Inc.	654	44,636
YETI Holdings, Inc.*(a)	638	23,332

(Cost $1,793,443)		1,736,938

Consumer Staples - 3.9%
BJ’s Wholesale Club Holdings, Inc.*	995	62,337
Coca-Cola Consolidated, Inc.	34	22,499
Coty, Inc., Class A*	2,714	29,420
Darling Ingredients, Inc.*	1,186	75,169
Energizer Holdings, Inc.	492	16,039
Flowers Foods, Inc.	1,422	35,521
Ingredion, Inc.	486	50,836
Pilgrim’s Pride Corp.*	333	7,393
Post Holdings, Inc.*	397	33,729
Sprouts Farmers Market, Inc.*	784	27,095
US Foods Holding Corp.*	1,650	65,637

(Cost $384,941)		425,675

Energy - 4.0%
Antero Midstream Corp.	2,478	25,300
Antero Resources Corp.*	2,044	41,718
ChampionX Corp.	1,470	37,132
CNX Resources Corp.*(a)	1,260	19,467
Equitrans Midstream Corp.	3,205	27,339
HF Sinclair Corp.	996	41,274
Murphy Oil Corp.	1,082	37,654
NOV, Inc.	2,908	40,916
PDC Energy, Inc.	682	46,799
Range Resources Corp.	1,789	48,965
Southwestern Energy Co.*	8,169	38,966
Valaris Ltd.*	445	25,690

(Cost $431,176)		431,220

Financials - 14.6%
Affiliated Managers Group, Inc.	279	38,806
Annaly Capital Management, Inc. REIT	3,466	65,438
Associated Banc-Corp.	1,113	16,484
Bank of Hawaii Corp.	295	11,549
Bank OZK (a)	815	28,183
Brighthouse Financial, Inc.*	505	20,331
Cadence Bank	1,351	24,264
Cathay General Bancorp	538	15,731
CNO Financial Group, Inc.	847	18,388
Columbia Banking System, Inc.	1,539	30,826
Commerce Bancshares, Inc.	842	40,374
East West Bancorp, Inc.	1,043	49,908
Evercore, Inc., Class A	265	28,607
Federated Hermes, Inc.	626	21,553

First American Financial Corp.	767	42,131
First Horizon Corp.	3,972	40,951
FNB Corp.	2,669	29,332
Glacier Bancorp, Inc.	820	23,632
Hanover Insurance Group, Inc.	264	29,425
Janus Henderson Group PLC	981	25,781
Jefferies Financial Group, Inc.	1,339	40,264
Kinsale Capital Group, Inc.	161	48,780
MGIC Investment Corp.	2,173	32,856
Navient Corp.	751	11,378
New York Community Bancorp, Inc.	5,327	54,762
Old National Bancorp.	2,169	26,939
Pinnacle Financial Partners, Inc.	566	27,536
Primerica, Inc.	273	49,691
Reinsurance Group of America, Inc.	494	69,160
RenaissanceRe Holdings Ltd.	371	69,885
SEI Investments Co.	755	42,718
Selective Insurance Group, Inc.	447	43,238
SLM Corp.	1,782	27,193
Stifel Financial Corp.	780	43,345
Synovus Financial Corp.	1,077	29,176
Texas Capital Bancshares, Inc.*	357	16,886
UMB Financial Corp.	322	18,238
United Bankshares, Inc.	993	29,214
Unum Group	1,344	58,397
Valley National Bancorp	3,112	22,967
Voya Financial, Inc.	718	48,680
Webster Financial Corp.	1,288	45,788
Western Union Co.	2,765	31,493
WEX, Inc.*	323	53,570
Wintrust Financial Corp.	450	28,607

(Cost $1,759,174)		1,572,455

Health Care - 10.6%
Acadia Healthcare Co., Inc.*	674	47,605
Amedisys, Inc.*	241	18,299
Azenta, Inc.*	483	20,890
Encompass Health Corp.	739	45,833
Enovis Corp.*	353	18,614
Envista Holdings Corp.*	1,208	38,523
Exelixis, Inc.*	2,399	46,253
Haemonetics Corp.*	373	31,556
Halozyme Therapeutics, Inc.*	1,001	32,462
HealthEquity, Inc.*	627	34,360
Inari Medical, Inc.*	357	21,563
Integra LifeSciences Holdings Corp.*	538	20,417
Jazz Pharmaceuticals PLC*	466	59,723
Lantheus Holdings, Inc.*	510	44,161
LivaNova PLC*	396	17,535
Neurocrine Biosciences, Inc. *	715	64,014
Omnicell, Inc.*	330	24,229
Option Care Health, Inc.*	1,239	34,134
Patterson Cos., Inc.	640	16,762
Penumbra, Inc.*	281	86,363
Perrigo Co. PLC	997	31,864
Progyny, Inc.*	557	20,748
QuidelOrtho Corp.*	396	33,715
R1 RCM, Inc.*(a)	1,018	16,542
Repligen Corp.*	382	64,145
Shockwave Medical, Inc.*	268	73,724
STAAR Surgical Co.*	357	20,713
Syneos Health, Inc.*	762	31,699
Tenet Healthcare Corp.*	800	56,960
United Therapeutics Corp.*	337	70,682

(Cost $1,226,725)		1,144,088

Industrials - 21.3%
Acuity Brands, Inc.	237	35,714
Advanced Drainage Systems, Inc.	463	44,804
AECOM	1,029	80,313
AGCO Corp.	458	50,508
ASGN, Inc.*	369	24,144
Avis Budget Group, Inc.*	184	30,873
Carlisle Cos., Inc.	383	81,365
Chart Industries, Inc.*(a)	315	34,565
Clean Harbors, Inc.*	372	52,229
Concentrix Corp.	316	27,713
Crane NXT Co.	353	18,578
Donaldson Co., Inc.	901	52,736
EMCOR Group, Inc.	353	58,189
EnerSys	302	29,376
ExlService Holdings, Inc.*	245	36,980
Flowserve Corp.	968	31,508
Fortune Brands Innovations, Inc.	949	57,367
FTI Consulting, Inc.*	255	47,943
Genpact Ltd.	1,246	45,828
GXO Logistics, Inc.*	878	49,098
Hubbell, Inc.	397	112,137
Insperity, Inc.	263	29,119
JetBlue Airways Corp.*	2,396	16,365
Kirby Corp.*	443	31,701
Knight-Swift Transportation Holdings, Inc.	1,190	65,438
Lennox International, Inc.	239	65,847
Lincoln Electric Holdings, Inc.	427	72,445
ManpowerGroup, Inc.	374	26,244
MasTec, Inc.*	439	44,497
Maximus, Inc.	450	36,432
Middleby Corp.*	399	52,668
MSA Safety, Inc.	273	37,554
MSC Industrial Direct Co., Inc., Class A	350	31,472
nVent Electric PLC	1,233	53,488
Owens Corning	692	73,580
Paylocity Holding Corp.*	306	52,861
Regal Rexnord Corp.	490	63,646
Ryder System, Inc.	372	29,325
Saia, Inc.*	194	55,127

Simpson Manufacturing Co., Inc.	315	37,230
Stericycle, Inc.*	682	28,746
SunPower Corp.*	632	6,699
Terex Corp.	500	23,185
Tetra Tech, Inc.	394	54,163
Timken Co.	490	35,059
Toro Co.	775	75,818
Trex Co., Inc.*	795	40,823
Univar Solutions, Inc.*	1,208	43,029
Valmont Industries, Inc.	158	41,439
Watts Water Technologies, Inc., Class A	202	32,007
XPO, Inc.*	851	39,937

(Cost $2,067,093)		2,297,912

Information Technology - 9.8%
ACI Worldwide, Inc.*	832	18,978
Amkor Technology, Inc.	744	18,436
Arrow Electronics, Inc.*	431	54,582
Avnet, Inc.	677	29,680
Belden, Inc.	317	27,734
Blackbaud, Inc.*	330	24,209
Calix, Inc.*	421	19,623
Ciena Corp.*	1,099	51,367
Cirrus Logic, Inc.*	409	31,771
Coherent Corp.*	1,029	38,032
CommVault Systems, Inc.*	330	22,998
Envestnet, Inc.*	410	21,455
IPG Photonics Corp.*	238	26,292
Jabil, Inc.	987	88,356
Littelfuse, Inc.	183	46,855
Lumentum Holdings, Inc.*	507	26,820
Manhattan Associates, Inc.*	463	83,998
MKS Instruments, Inc. (a)	423	41,162
National Instruments Corp.	967	55,893
NCR Corp.*	1,021	24,198
Novanta, Inc.*	264	43,718
Power Integrations, Inc.	406	35,078
Qualys, Inc.*	256	32,323
Silicon Laboratories, Inc.*	236	33,198
Synaptics, Inc.*	292	25,124
Teradata Corp.*	754	35,332
Universal Display Corp.	322	47,440
Wolfspeed, Inc.*(a)	921	44,245
Xerox Holdings Corp.	830	11,678

(Cost $1,028,222)		1,060,575

Materials - 6.4%
Alcoa Corp.	1,310	41,553
AptarGroup, Inc.	483	54,333
Ashland, Inc.	370	31,406
Avient Corp.	633	23,105
Axalta Coating Systems Ltd.*	1,633	47,373
Cabot Corp.	417	28,556
Chemours Co.	1,098	29,086
Cleveland-Cliffs, Inc.*	3,815	52,952
Commercial Metals Co.	867	37,064
Greif, Inc., Class A	190	11,419
Ingevity Corp.*	246	11,609
Louisiana-Pacific Corp.	531	31,074
Royal Gold, Inc.	486	60,186
RPM International, Inc.	956	76,279
Scotts Miracle-Gro Co. (a)	302	19,087
Sensient Technologies Corp.	311	22,401
Sonoco Products Co.	722	43,219
United States Steel Corp.	1,677	35,083
Westlake Corp.	255	26,507
Worthington Industries, Inc.	224	12,573

(Cost $787,477)		694,865

Real Estate - 8.1%
Agree Realty Corp. REIT	655	42,241
Apartment Income REIT Corp. REIT	1,101	38,194
Brixmor Property Group, Inc. REIT	2,221	44,487
Corporate Office Properties Trust REIT	833	19,009
Cousins Properties, Inc. REIT	1,122	22,350
CubeSmart REIT	1,662	73,859
Douglas Emmett, Inc. REIT (a)	1,302	15,103
EastGroup Properties, Inc. REIT	323	53,169
Healthcare Realty Trust, Inc. REIT	2,817	52,424
Highwoods Properties, Inc. REIT	779	16,110
Jones Lang LaSalle, Inc.*	351	49,259
Kilroy Realty Corp. REIT	780	21,169
Life Storage, Inc. REIT	625	79,619
Macerich Co. REIT	1,594	15,366
Medical Properties Trust, Inc. REIT (a)	4,434	36,581
NNN, Inc. REIT	1,343	57,131
Park Hotels & Resorts, Inc. REIT	1,665	21,545
Physicians Realty Trust REIT	1,691	23,099
PotlatchDeltic Corp. REIT (a)	598	27,825
Rayonier, Inc. REIT	1,091	31,988
Rexford Industrial Realty, Inc. REIT	1,400	76,216
Spirit Realty Capital, Inc. REIT	1,033	40,349
Vornado Realty Trust REIT (a)	1,192	16,164

(Cost $1,036,639)		873,257

Utilities - 2.1%
Hawaiian Electric Industries, Inc.	811	29,123
National Fuel Gas Co.	679	34,568
ONE Gas, Inc. (a)	401	32,457
Ormat Technologies, Inc. (a)	389	33,104
Southwest Gas Holdings, Inc.	481	28,153
Spire, Inc.	389	25,118
UGI Corp.	1,551	43,381

(Cost $240,888)		225,904

TOTAL COMMON STOCKS (Cost $11,049,592)		10,683,642

EXCHANGE-TRADED FUNDS - 0.9%
iShares ESG Screened S&P Mid-Cap ETF
(Cost $99,910)	3,000	97,830

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b)(c)
(Cost $13,199)	13,199	13,199

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
(Cost $1,853)	1,853	1,853

TOTAL INVESTMENTS - 100.0% (Cost $11,164,554)		$10,796,524
Other assets and liabilities, net - 0.0%		128

NET ASSETS - 100.0%		$10,796,652

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b)(c)
—	13,199(d)	—	—	—	178	—	13,199	13,199
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
5,679	308,879	(312,705)	—	—	204	—	1,853	1,853

5,679	322,078	(312,705)	—	—	382	—	15,052	15,052

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $584,271, which is 5.4% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $603,322.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$10,683,642	$—	$—	$10,683,642
Exchange-Traded Funds	97,830	—	—	97,830
Short-Term Investments (a)	15,052	—	—	15,052

TOTAL	$10,796,524	$—	$—	$10,796,524

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

MIDE-PH3

R-089711-1 (5/24) DBX005195 (5/24)